S000004362 [Member] Expense Example - iShares Core U.S. Aggregate Bond ETF - iShares Core U.S. Aggregate Bond ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	$ 39